Loans held-for-sale in non-performing status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loans Held For Sale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 1,092	$ 96,320
Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	603	16,047
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0	78,140
Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0	2,080
Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 489	$ 53